Shareholder Report, Line Graph (Details) 191555_Distillate U.S. Fundamental Stability - Value ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2025
Distillate U.S. Fundamental Stability & Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Distillate U.S. Fundamental Stability & Value ETF NAV
Accumulated Value	$ 24,354	$ 18,905	$ 15,386	$ 16,891	$ 13,230	$ 11,193	$ 25,248
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	23,236	17,041	14,012	16,577	12,751	11,074	$ 27,325
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Total Return
Accumulated Value	$ 18,171	$ 14,223	$ 12,428	$ 14,022	$ 10,385	$ 10,935	$ 19,887